United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust _______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/23

Date of Reporting Period: 04/30/23

Item 1.	Reports to Stockholders
Annual Shareholder Report
April 30, 2023

Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Hermes Intermediate Corporate Bond Fund
Fund Established 1993

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2022 through April 30, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance
The total return of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2023, was 1.22% for the Institutional Shares and 0.97% for the Service Shares. The total return of the Bloomberg US Intermediate Credit Index (BICI),1 a broad-based securities market index, was 1.62% during the same period. The total return of the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB),2 a peer group average for the Fund, was -0.49% during the same period. The Fund’s and the LCDBBB’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the BICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BICI were: (a) the overall interest rate sensitivity of the portfolio, as measured by the effective duration3 of the Fund, and (b) the selection of various industries and sectors of the corporate bond market.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the BICI.
MARKET OVERVIEW
The reporting period opened following the exceptionally painful first four months of calendar year 2022 in which bond market total returns were significantly negative. The Federal Reserve (the “Fed”) had been describing the inflationary spike as transitory, which the markets effectively rejected in March of 2022, when February’s Consumer Price Index (CPI) report showed consumer prices accelerating at their fastest pace in 40 years. This increase and the likelihood that inflation would worsen in the months ahead, in part on spiking oil and commodity prices due to Russia’s invasion of Ukraine, shifted market expectations from a potential three rate hike in 2022 to eight or more.
After an initial quarter-point hike off its 0-0.25% federal funds target range in March, Chair Powell indicated the Fed would do whatever was necessary to slow inflation, even if it meant slowing demand. Chair Powell and the Fed proved true to their word, as they proceeded to raise the target range by 50 basis points in May, followed by larger and historically rarer 75 basis point hikes in each of the subsequent four policymaking Federal Open Market Committee (FOMC) meetings. These rapid increases were followed by a 50 basis points hike in December and two 25 basis point hikes in the closing months of the reporting period. Cumulatively, the moves pushed the policy range up by 475 basis points to 4.75-5.00% in fifteen months, the fastest pace and greatest magnitude of increases since the Chair Paul Volcker era (1979-1987).
Annual Shareholder Report
1

The first half of the reporting period was interspersed with periods of market hopes that the Fed would pause and pivot, i.e., begin to cut rates. Those sentiments were squashed by continued hawkish rhetoric from FOMC members, including Chair Powell at late August’s Jackson Hole, Wyoming, symposium speech, where he said the Fed learned its lesson from inflation of the 1970s and early 1980s when tightening cycles were terminated too soon, only to be reenacted after inflation subsequently reaccelerated. The message for markets: this cycle will be higher for longer. The first half of the fiscal year saw the most dramatic increases in U.S. Treasury bond yields with the 10-year rising from 2.97% at the beginning of the reporting period to 4.04% at October 31st.
As the reporting period moved beyond the mid-point, higher rates began to impact rate-sensitive sectors, dramatically slowing housing as a doubling of the 30-year mortgage rate, unusually low inventories and unusually high home prices kept buyers away. By period end, pending home sales were declining at a record annualized pace and, except for a brief period early in the pandemic, builder sentiment was at a 10-year low. Manufacturing also began to decelerate rapidly as consumers, having bulked up on goods during the stay-at-home pandemic, shifted spending to necessities and services such as travel, leisure and restaurants. Besides these early indicators of higher interest rate effects, the CPI had finally begun to slow from its torrid pace seen earlier in the year and by fiscal year end had slowed to a still uncomfortably high rate of 5.0% year-over-year. These intended effects of a tighter monetary policy allowed the Fed to slow its pace of rate increases in several stages from 75 basis points per meeting down to 25 basis points by period end. The final months of the reporting period included the failure and seizure by regulators of two banks, which further called into question the need for additional rate hikes due to the negative ripple effects of tighter lending standards on the economy. The latter half of the reporting period saw U.S. Treasury 10-year yields decline from 4.04% on October 31st to 3.42% by period end,4 as the market began to optimistically look to the end of the rate hiking cycle and to price in the likelihood of different gross domestic product (GDP) growth scenarios including hard-or-soft economic landings.
Despite the turmoil and volatility, it was a slightly positive total return year for investment-grade corporate bonds as the negative price effects of modestly higher interest rates and slightly wider corporate credit spreads were offset by the positive benefits of coupon income. During the period, yields on the 5-year U.S. Treasury rose from 2.84% to 3.48% and credit spreads as measured by the Bloomberg US Intermediate Credit Index Option Adjusted Spread increased from 100 basis points to 110 basis points.
Annual Shareholder Report
2

Duration And derivatives management
Duration was the largest driver of positive performance for the reporting period. As noted above, the rate moves through the first half of the fiscal year had a material impact on interest rates across the yield curve. The Fund was short duration relative to the BICI in the first half of the reporting period, shifting to a neutral-to-slightly long position in the latter half as interest rates declined. The magnitude of the short duration position varied throughout the first half but was generally in a range of 95-97%. For the year on average, the Fund was 98% of the interest-rate sensitivity of the BICI, which benefitted performance over the period as interest rates rose.
Derivatives, which were U.S. Treasury futures5 used to adjust duration targets, had a negative effect on Fund performance during the reporting period.
SECTOR/INDUSTRY and security selection
During the reporting period, sector allocation was a slight negative contributor of performance relative to the BICI. The portfolio was underweight the Supranational and Government Guarantee sectors, both of which underperformed the BICI and therefore added to portfolio relative performance. In addition, the portfolio was overweight the Energy sector, which outperformed the BICI and added to performance. Overall, individual security selection was not a material driver of performance. Specific credits that contributed the most to Fund performance included: Diamondback Energy, Inc., Bank of America Corp., Constellation Brands, Inc., and Inter-American Development Bank. Credits that most negatively affected Fund performance included: a U.S. Treasury position, Smithfield Foods, Inc., FMR LLC and Goldman Sachs Group, Inc.
1
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BICI.
2
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Lipper peer group.
3
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4
Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Intermediate Corporate Bond Fund (the “Fund”) from April 30, 2013 to April 30, 2023, compared to the Bloomberg US Intermediate Credit Index (BICI)2 and the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of April 30, 2023

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 4/30/2023
	1 Year	5 Years	10 Years
Institutional Shares	1.22%	1.97%	1.95%
Service Shares	0.97%	1.72%	1.70%
BICI	1.62%	2.10%	1.93%
LCDBBB	-0.49%	1.64%	1.88%
Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The BICI and LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The BICI measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with a maturity between one and ten years. It is composed of the Bloomberg U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. The BICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At April 30, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	95.2%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	3.9%
Other Assets and Liabilities—Net[5]	0.9%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
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Portfolio of Investments
April 30, 2023
Principal Amount or Shares			Value
		CORPORATE BONDS— 95.2%
		Basic Industry - Chemicals— 0.1%
$ 300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 289,682
		Basic Industry - Metals & Mining— 0.3%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	305,064
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	169,479
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	317,776
		TOTAL	792,319
		Basic Industry - Paper— 0.0%
50,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	58,068
		Capital Goods - Aerospace & Defense— 3.1%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	287,750
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	272,733
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	184,640
800,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	742,681
750,000		Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	756,115
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	424,111
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	387,045
500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	405,969
275,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	267,197
1,000,000		Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	856,020
1,000,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	986,399
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	503,411
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	592,195
100,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 5.000%, 2/27/2026	101,733
240,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	249,545
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.599% (3-month USLIBOR +1.735%), 2/15/2042	290,000
300,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	295,657
		TOTAL	7,603,201
		Capital Goods - Building Materials— 1.1%
1,100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	1,007,573
950,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	922,590
250,000		Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	216,642
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	241,780
200,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	191,124
		TOTAL	2,579,709
		Capital Goods - Construction Machinery— 1.3%
1,000,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	884,612
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	204,038
400,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	359,015
Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Capital Goods - Construction Machinery— continued
$ 295,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	$ 292,094
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.450%, 10/14/2025	505,744
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	572,165
510,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	460,457
	TOTAL	3,278,125
	Capital Goods - Diversified Manufacturing— 2.1%
600,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	568,986
800,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	721,133
300,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	257,306
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	464,594
500,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	443,341
500,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	496,205
1,130,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	937,069
695,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	677,089
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	419,010
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	190,755
	TOTAL	5,175,488
	Communications - Cable & Satellite— 2.1%
1,000,000	CCO Safari II LLC, 4.908%, 7/23/2025	990,940
800,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	646,014
1,200,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	1,121,849
500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	476,945
750,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	728,867
1,150,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	1,141,148
	TOTAL	5,105,763
	Communications - Media & Entertainment— 1.7%
565,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	554,959
560,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	543,878
600,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	566,789
500,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	496,910
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	189,486
605,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	537,575
380,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	383,338
355,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 3.755%, 3/15/2027	334,737
500,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 4.054%, 3/15/2029	463,057
	TOTAL	4,070,729
	Communications - Telecom Wireless— 2.3%
1,000,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	952,829
500,000	Crown Castle, Inc., Sr. Unsecd. Note, 1.050%, 7/15/2026	444,489
880,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	731,597
500,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	500,888
Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Communications - Telecom Wireless— continued
$ 700,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	$ 641,755
1,150,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	1,108,081
1,000,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	942,113
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	352,077
	TOTAL	5,673,829
	Communications - Telecom Wirelines— 2.0%
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 1.650%, 2/1/2028	877,442
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	550,566
350,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	281,903
250,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	215,668
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	244,653
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	241,658
1,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	894,319
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	93,703
925,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	837,323
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	737,173
	TOTAL	4,974,408
	Consumer Cyclical - Automotive— 4.1%
1,000,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	1,015,547
700,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	634,543
1,500,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,511,425
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	243,124
450,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	432,157
400,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	392,165
250,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	254,528
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	448,255
210,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	210,039
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	255,281
750,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	735,415
850,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	877,061
300,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.375%, 11/26/2025	304,761
200,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	179,008
1,500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	1,484,281
665,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	609,907
500,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	457,461
	TOTAL	10,044,958
	Consumer Cyclical - Retailers— 3.7%
200,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	205,413
Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Retailers— continued
$1,150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	$ 1,055,667
375,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	328,161
220,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	206,955
900,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	873,993
500,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	476,465
240,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	238,605
450,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	406,608
100,754	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	100,010
300,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	263,172
900,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	873,926
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	477,228
330,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	333,993
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	592,968
1,000,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	940,417
1,000,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	947,807
325,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	263,763
540,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	433,557
	TOTAL	9,018,708
	Consumer Cyclical - Services— 2.0%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	166,223
355,000	Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	339,594
300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	293,541
670,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	645,886
300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	291,785
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.600%, 12/1/2025	404,334
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.650%, 12/1/2029	409,756
500,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	482,767
830,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	834,972
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	735,041
54,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	45,726
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	271,977
	TOTAL	4,921,602
	Consumer Non-Cyclical - Food/Beverage— 5.6%
1,250,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	1,229,315
1,800,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	1,841,657
960,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	861,946
750,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	665,019
850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	814,540
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	365,244
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	492,756
Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Food/Beverage— continued
$ 500,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	$ 426,394
500,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	421,621
400,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	385,299
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	285,160
1,017,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	974,428
1,200,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,172,432
500,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	477,243
600,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	551,727
1,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.550%, 2/13/2026	1,015,026
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	227,367
470,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	374,870
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	56,795
600,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	572,442
500,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	482,673
	TOTAL	13,693,954
	Consumer Non-Cyclical - Health Care— 1.8%
400,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	348,705
400,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	376,890
69,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	67,670
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	180,798
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	167,109
600,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	577,116
800,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 5.857%, 3/15/2030	842,296
300,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 5.905%, 11/22/2032	321,320
900,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	859,628
500,000	HCA, Inc., 5.000%, 3/15/2024	497,753
85,000	HCA, Inc., Sec. Fac. Bond, 144A, 3.125%, 3/15/2027	79,889
	TOTAL	4,319,174
	Consumer Non-Cyclical - Pharmaceuticals— 4.3%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	266,563
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	508,607
715,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	678,984
660,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	610,174
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	63,334
1,700,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	1,746,646
410,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	411,683
500,000	Astrazeneca Finance LLC, 1.750%, 5/28/2028	445,856
600,000	Astrazeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	619,738
670,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	608,282
800,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	769,604
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	346,444
Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Pharmaceuticals— continued
$1,600,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	$ 1,553,026
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	157,498
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	490,428
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	154,786
610,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	498,565
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	410,481
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	271,380
	TOTAL	10,612,079
	Consumer Non-Cyclical - Products— 0.4%
350,000	Kenvue, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/22/2028	362,632
500,000	Kenvue, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/22/2026	513,544
	TOTAL	876,176
	Consumer Non-Cyclical - Supermarkets— 0.1%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	142,055
	Consumer Non-Cyclical - Tobacco— 1.8%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	347,678
500,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	434,369
750,000	BAT Capital Corp., Sr. Unsecd. Note, 3.462%, 9/6/2029	667,522
300,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	332,740
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	293,750
250,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	252,320
800,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	819,706
750,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	758,189
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	146,313
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	275,359
	TOTAL	4,327,946
	Energy - Independent— 1.8%
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	481,549
250,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	266,791
1,300,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	1,277,488
1,350,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	1,319,494
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	194,122
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	486,788
450,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	377,496
	TOTAL	4,403,728
	Energy - Integrated— 2.2%
1,500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	1,482,193
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	250,021
800,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	782,274
1,000,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	945,638
1,000,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	888,615
Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Energy - Integrated— continued
$ 500,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	$ 480,539
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	226,608
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	386,252
	TOTAL	5,442,140
	Energy - Midstream— 2.3%
200,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	175,776
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	495,775
155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	149,226
400,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	367,954
140,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	142,887
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	161,054
1,195,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	1,167,812
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	814,611
250,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	245,565
120,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	125,531
800,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	722,989
120,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	109,066
600,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	626,731
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	390,032
	TOTAL	5,695,009
	Energy - Refining— 0.9%
600,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	596,549
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	150,761
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	877,439
500,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	484,463
	TOTAL	2,109,212
	Financial Institution - Banking— 23.0%
915,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	876,852
2,000,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,695,229
700,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	668,240
1,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,357,702
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	478,006
1,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,307,333
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	477,197
1,240,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	1,184,607
750,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	683,218
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	390,909
500,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	487,355
500,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	487,752
750,000	Citigroup, Inc., 4.125%, 7/25/2028	715,832
Annual Shareholder Report
13

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 500,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	$ 449,407
1,550,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,312,498
1,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	962,554
1,050,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	997,886
750,000	Citigroup, Inc., Sr. Unsecd. Note, 4.658%, 5/24/2028	743,798
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	230,350
590,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	473,804
635,000	Comerica, Inc., 3.800%, 7/22/2026	553,187
1,000,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	968,312
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	445,071
1,100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,136,073
400,000	Fifth Third Bank, Sr. Unsecd. Note, 5.852%, 10/27/2025	397,670
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	288,528
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	898,295
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	200,316
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	215,287
800,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	763,749
1,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	1,666,292
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	243,776
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	895,052
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	491,729
500,000	Huntington National Bank, Sr. Unsecd. Note, 4.008%, 5/16/2025	482,122
500,000	Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	498,713
1,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,126,907
1,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	1,036,945
1,750,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,457,460
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	877,766
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	427,852
1,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	1,440,765
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845%, 6/14/2025	491,057
350,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	340,782
410,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	388,926
500,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	469,877
500,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	484,600
600,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	569,746
750,000	Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	710,220
1,000,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	894,830
350,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	337,243
1,630,000	Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	1,639,179
300,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	303,532
500,000	Morgan Stanley, Sr. Unsecd. Note, 6.342%, 10/18/2033	544,010
Annual Shareholder Report
14

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$1,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	$ 807,739
500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	457,686
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	501,097
1,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	941,455
1,600,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,576,489
500,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.671%, 10/28/2025	501,024
107,884	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	45,311
500,000		State Street Corp., Sr. Unsecd. Note, 4.857%, 1/26/2026	499,485
1,300,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,223,628
300,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	288,448
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	425,974
750,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	715,170
660,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	640,512
750,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.900%, 10/28/2026	753,983
500,000		US Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	486,989
1,000,000		US Bancorp, Sr. Unsecd. Note, 5.727%, 10/21/2026	1,007,586
1,000,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	899,497
1,050,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	989,561
445,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	401,442
750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	717,837
1,250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,068,332
1,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	1,657,166
		TOTAL	56,272,809
		Financial Institution - Broker/Asset Mgr/Exchange— 1.5%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	467,358
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	998,238
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	214,041
900,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	725,628
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	261,324
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	158,720
505,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	501,103
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	393,681
		TOTAL	3,720,093
		Financial Institution - Finance Companies— 0.9%
505,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	453,423
210,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	182,973
500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	482,795
600,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	533,645
500,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	464,237
Annual Shareholder Report
15

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Finance Companies— continued
$ 140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	$ 141,756
	TOTAL	2,258,829
	Financial Institution - Insurance - Health— 1.8%
645,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	561,190
500,000	Elevance Health, Inc., Sr. Unsecd. Note, 2.375%, 1/15/2025	481,087
800,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.900%, 2/8/2026	798,933
1,000,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	1,006,497
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	277,725
1,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	950,964
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	399,497
	TOTAL	4,475,893
	Financial Institution - Insurance - Life— 0.8%
250,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	237,315
500,000	AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	475,650
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	189,205
290,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	276,138
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	364,791
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	334,587
	TOTAL	1,877,686
	Financial Institution - Insurance - P&C— 0.6%
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	295,208
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	293,718
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	237,240
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	540,076
	TOTAL	1,366,242
	Financial Institution - REIT - Apartment— 0.6%
500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	487,500
295,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	281,260
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	82,851
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	295,442
320,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	257,303
	TOTAL	1,404,356
	Financial Institution - REIT - Healthcare— 1.0%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	243,896
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	348,004
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	683,034
400,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	336,050
Annual Shareholder Report
16

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - REIT - Healthcare— continued
$ 850,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	$ 748,796
	TOTAL	2,359,780
	Financial Institution - REIT - Office— 0.5%
395,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	299,126
750,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	715,031
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	110,741
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	84,222
	TOTAL	1,209,120
	Financial Institution - REIT - Other— 0.3%
215,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	212,439
210,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	172,005
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	344,923
	TOTAL	729,367
	Financial Institution - REIT - Retail— 0.7%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	215,675
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	331,429
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	210,114
300,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	283,752
500,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	480,730
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	244,573
	TOTAL	1,766,273
	Sovereign— 0.3%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	703,150
	Technology— 5.7%
815,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	766,612
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,208,754
500,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	482,592
500,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	489,615
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	333,735
250,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	246,960
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	486,038
500,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	480,026
500,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	471,119
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	227,342
300,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	303,366
150,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	154,427
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	393,959
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	436,072
300,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	291,590
530,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	543,776
220,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	229,493
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	268,260
Annual Shareholder Report
17

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 500,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	$ 496,020
500,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	508,035
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	379,808
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	482,491
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	524,590
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	459,286
1,670,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	1,772,877
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	247,385
600,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	615,021
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	387,167
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	236,735
	TOTAL	13,923,151
	Technology Services— 0.5%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	231,112
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	287,117
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	538,676
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	77,205
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	123,578
	TOTAL	1,257,688
	Transportation - Airlines— 0.1%
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	175,513
	Transportation - Railroads— 0.6%
250,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	228,399
250,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	223,242
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	372,339
550,000	Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	556,213
	TOTAL	1,380,193
	Transportation - Services— 1.8%
735,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	637,858
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	249,247
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	463,522
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	224,657
750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	732,818
330,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	334,087
650,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	585,658
750,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	734,049
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	512,750
	TOTAL	4,474,646
Annual Shareholder Report
18

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Utility - Electric— 7.2%
$ 310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	$ 299,857
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	404,029
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	106,254
1,200,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	1,252,269
295,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	268,056
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	362,353
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	481,544
800,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	783,532
1,000,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2025	1,007,086
1,500,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	1,530,747
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	433,711
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	489,544
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	180,075
1,050,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	1,127,572
585,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	523,326
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	482,879
600,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	622,628
305,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	293,199
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	226,772
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.450%, 3/13/2026	502,192
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	509,542
890,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	891,718
750,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	758,658
360,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	366,165
500,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	465,128
60,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	61,317
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	472,393
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	218,295
1,100,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	1,054,785
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	137,201
500,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	503,036
700,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	715,927
	TOTAL	17,531,790
	Utility - Natural Gas— 0.2%
335,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	271,612
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	301,810
	TOTAL	573,422
	TOTAL CORPORATE BONDS (IDENTIFIED COST $240,446,256)	232,668,063
Annual Shareholder Report
19

Principal Amount or Shares		Value
	INVESTMENT COMPANY— 3.9%
9,542,300	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[3] (IDENTIFIED COST $9,540,859)	$ 9,541,346
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $249,987,115)[4]	242,209,409
	OTHER ASSETS AND LIABILITIES - NET—0.9%[5]	2,263,947
	TOTAL NET ASSETS—100%	$244,473,356
At April 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	10	$1,152,031	June 2023	$36,316
United States Treasury Notes 10-Year Ultra Long Futures	35	$4,250,859	June 2023	$29,663
Short Futures:
United States Treasury Long Bond Short Futures	5	$658,281	June 2023	$(28,272)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$37,707
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2022	$3,243,615
Purchases at Cost	$135,439,922
Proceeds from Sales	$(129,147,110)
Change in Unrealized Appreciation/Depreciation	$487
Net Realized Gain/(Loss)	$4,432
Value as of 4/30/2023	$9,541,346
Shares Held as of 4/30/2023	9,542,300
Dividend Income	$259,164
Annual Shareholder Report
20

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $249,991,337.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$232,622,752	$45,311	$232,668,063
Investment Company	9,541,346	—	—	9,541,346
TOTAL SECURITIES	$9,541,346	$232,622,752	$45,311	$242,209,409
Other Financial Instruments:[1]
Assets	$65,979	$—	$—	$65,979
Liabilities	(28,272)	—	—	(28,272)
TOTAL OTHER FINANCIAL INSTRUMENTS	$37,707	$—	$—	$37,707

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.60	$9.60	$9.29	$9.04	$8.93
Income From Investment Operations:
Net investment income (loss)	0.25[1]	0.18	0.23	0.27	0.27
Net realized and unrealized gain (loss)	(0.15)	(0.90)	0.33	0.24	0.19
Total From Investment Operations	0.10	(0.72)	0.56	0.51	0.46
Less Distributions:
Distributions from net investment income	(0.23)	(0.18)	(0.23)	(0.26)	(0.28)
Distributions from net realized gain	(0.00)[2]	(0.10)	(0.02)	—	(0.07)
Total Distributions	(0.23)	(0.28)	(0.25)	(0.26)	(0.35)
Net Asset Value, End of Period	$8.47	$8.60	$9.60	$9.29	$9.04
Total Return[3]	1.22%	(7.68)%	5.94%	5.71%	5.34%
Ratios to Average Net Assets:
Net expenses[4]	0.57%	0.57%	0.57%	0.57%	0.58%
Net investment income	2.95%	1.93%	2.32%	2.83%	3.12%
Expense waiver/reimbursement[5]	0.24%	0.26%	0.24%	0.24%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$229,337	$122,743	$164,458	$125,942	$104,626
Portfolio turnover[6]	28%	23%	28%	41%	23%

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.60	$9.60	$9.29	$9.04	$8.93
Income From Investment Operations:
Net investment income (loss)	0.22[1]	0.16	0.20	0.24	0.26
Net realized and unrealized gain (loss)	(0.14)	(0.90)	0.33	0.25	0.18
Total From Investment Operations	0.08	(0.74)	0.53	0.49	0.44
Less Distributions:
Distributions from net investment income	(0.21)	(0.16)	(0.20)	(0.24)	(0.26)
Distributions from net realized gain	(0.00)[2]	(0.10)	(0.02)	—	(0.07)
Total Distributions	(0.21)	(0.26)	(0.22)	(0.24)	(0.33)
Net Asset Value, End of Period	$8.47	$8.60	$9.60	$9.29	$9.04
Total Return[3]	0.97%	(7.91)%	5.68%	5.45%	5.08%
Ratios to Average Net Assets:
Net expenses[4]	0.82%	0.82%	0.82%	0.82%	0.83%
Net investment income	2.57%	1.69%	2.08%	2.58%	2.87%
Expense waiver/reimbursement[5]	0.48%	0.49%	0.47%	0.47%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,137	$15,999	$19,535	$17,607	$16,943
Portfolio turnover[6]	28%	23%	28%	41%	23%

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Assets and Liabilities
April 30, 2023

Assets:
Investment in securities, at value including $9,541,346 of investments in affiliated holdings* (identified cost $249,987,115, including $9,540,859 of identified cost in affiliated holdings)	$242,209,409
Due from broker (Note 2)	117,350
Income receivable	2,228,726
Income receivable from affiliated holdings	31,569
Receivable for shares sold	391,078
Receivable for variation margin on futures contracts	24,689
Total Assets	245,002,821
Liabilities:
Payable for shares redeemed	231,297
Income distribution payable	246,248
Payable for investment adviser fee (Note 5)	7,262
Payable for administrative fee (Note 5)	1,559
Payable for portfolio accounting fees	20,369
Payable for other service fees (Notes 2 and 5)	5,746
Accrued expenses (Note 5)	16,984
Total Liabilities	529,465
Net assets for 28,864,759 shares outstanding	$244,473,356
Net Assets Consist of:
Paid-in capital	$253,647,585
Total distributable earnings (loss)	(9,174,229)
Total Net Assets	$244,473,356
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($229,336,692 ÷ 27,077,853 shares outstanding), no par value, unlimited shares authorized	$8.47
Service Shares:
Net asset value per share ($15,136,664 ÷ 1,786,906 shares outstanding), no par value, unlimited shares authorized	$8.47

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Operations
Year Ended April 30, 2023

Investment Income:
Interest	$5,819,063
Dividends received from affiliated holdings*	259,164
TOTAL INCOME	6,078,227
Expenses:
Investment adviser fee (Note 5)	865,404
Administrative fee (Note 5)	138,797
Custodian fees	10,683
Transfer agent fees	143,174
Directors’/Trustees’ fees (Note 5)	1,868
Auditing fees	29,900
Legal fees	10,491
Portfolio accounting fees	83,633
Distribution services fee (Note 5)	37,264
Other service fees (Notes 2 and 5)	63,011
Share registration costs	44,487
Printing and postage	20,872
Miscellaneous (Note 5)	26,415
TOTAL EXPENSES	1,475,999
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(380,683)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(63,035)
TOTAL WAIVERS AND REIMBURSEMENTS	(443,718)
Net expenses	1,032,281
Net investment income	5,045,946
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized gain of $4,432 on sales of investments in affiliated holdings*)	(1,313,947)
Net realized gain on futures contracts	218,243
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $487 of investments in affiliated holdings*)	763,279
Net change in unrealized appreciation of futures contracts	(248,624)
Net realized and unrealized gain (loss) on investments and futures contracts	(581,049)
Change in net assets resulting from operations	$4,464,897

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Changes in Net Assets

Year Ended April 30	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,045,946	$3,519,525
Net realized gain (loss)	(1,095,704)	(169,551)
Net change in unrealized appreciation/depreciation	514,655	(16,362,996)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,464,897	(13,013,022)
Distributions to Shareholders:
Institutional Shares	(4,427,041)	(4,961,336)
Service Shares	(369,542)	(526,096)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,796,583)	(5,487,432)
Share Transactions:
Proceeds from sale of shares	166,878,419	44,979,465
Net asset value of shares issued to shareholders in payment of distributions declared	2,973,746	4,161,296
Cost of shares redeemed	(63,788,810)	(75,892,042)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	106,063,355	(26,751,281)
Change in net assets	105,731,669	(45,251,735)
Net Assets:
Beginning of period	138,741,687	183,993,422
End of period	$244,473,356	$138,741,687
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2023
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of
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such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative
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expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $443,718 is disclosed in various locations in this Note 2 and Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended April 30, 2023, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$25,771	$(25,771)
Service Shares	37,240	—
TOTAL	$63,011	$(25,771)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,098,492 and $1,461,200, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$37,707*

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$218,243

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(248,624)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2023		Year Ended 4/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,835,102	$165,438,657	4,520,252	$42,885,522
Shares issued to shareholders in payment of distributions declared	313,564	2,630,005	391,243	3,674,908
Shares redeemed	(7,338,800)	(61,404,055)	(7,773,890)	(71,788,790)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	12,809,866	$106,664,607	(2,862,395)	$(25,228,360)
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	Year Ended 4/30/2023		Year Ended 4/30/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	170,732	$1,439,762	221,331	$2,093,943
Shares issued to shareholders in payment of distributions declared	40,954	343,741	51,925	486,388
Shares redeemed	(284,266)	(2,384,755)	(448,363)	(4,103,252)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(72,580)	$(601,252)	(175,107)	$(1,522,921)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	12,737,286	$106,063,355	(3,037,502)	$(26,751,281)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$4,796,568	$4,029,112
Long-term capital gains	$15	$1,458,320
As of April 30, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$305,544
Net unrealized appreciation	$(7,781,928)
Capital loss carryforwards	$(1,344,328)
Other temporary differences	$(353,517)
TOTAL	$(9,174,229)
At April 30, 2023, the cost of investments for federal tax purposes was $249,991,337. The net unrealized depreciation of investments for federal tax purposes was $7,781,928. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,725,710 and unrealized depreciation from investments for those securities having an excess of cost over value of $9,507,638. The amounts presented are inclusive of derivative contracts.
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales and mark-to-market on futures contracts.
As of April 30, 2023, the Fund had a capital loss carryforward of $1,344,328 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
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The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$250,516	$1,093,812	$1,344,328
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended April 30, 2023, the Adviser voluntarily waived $373,735 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2023, the Adviser reimbursed $6,948.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2023, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that
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the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$37,264	$(37,264)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended April 30, 2023, FSSC received $687 and reimbursed $25,771 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.57% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2024 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2023, were as follows:
Purchases	$128,634,608
Sales	$29,668,509
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2023, the Fund had no outstanding loans. During the year ended April 30, 2023, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2023, there were no outstanding loans. During the year ended April 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains,
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workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended April 30, 2023, the amount of long-term capital gains designated by the Fund was $15.
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Report of Independent Registered Public Accounting Firm
TO SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at April 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 22, 2023
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,059.70	$2.91
Service Shares	$1,000	$1,058.40	$4.19
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.97	$2.86
Service Shares	$1,000	$1,020.73	$4.11

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.57%
Service Shares	0.82%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

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44

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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45

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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46

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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47

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

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48

Evaluation and Approval of Advisory Contract–May 2022
FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND (THE “FUND”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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49

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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50

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds
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are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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55

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
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56

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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57

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
58

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Intermediate Corporate Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-02 (6/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
April 30, 2023

Share Class | Ticker	A | FTIAX	A2 | FTIQX	Institutional | FSTYX
	Service | FSTIX	R6 | FSILX

Federated Hermes Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2022 through April 30, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Short-Term Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2023, was 0.86% for Class A Shares, 0.96% for Class A2 Shares, 1.12% for Institutional Shares, 0.83% for Service Shares and 1.15% for Class R6 Shares. The total return of the Bloomberg 1-3 Year US Government/Credit Index (B1-3GCI),1 a broad-based securities market index, was 1.15% over the same period. The total return during the reporting period of the Lipper Short Investment Grade Debt Funds Average (LSIGDFA),2 a peer group average for the Fund, was 1.19%. The Fund’s and the LSIGDFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the B1-3GCI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the B1-3GCI were: (1) a significantly lower effective duration relative to the B1-3GCI; (2) an allocation to credit-sensitive securities in out-of-index sectors, including securitized debt such as asset-backed securities (ABS), residential mortgage-backed securities3 (RMBS) and commercial mortgage-backed securities (CMBS); and (3) modest allocations to higher-beta, out-of-index sectors like high yield,4 bank loans5 and non-agency mortgages. The use of interest rate derivatives to reduce the interest rate exposure provided by the physical portfolio added to overall performance as interest rates rose significantly over the course of the reporting period.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the B1-3GCI.
MARKET OVERVIEW
The Fund’s performance for the recently completed fiscal year was most affected by a significant increase in U.S. Treasury yields across the entire yield curve. The 2-year Treasury increased from 2.72% on April 30, 2022 to 4.01% on April 30, 2023. As the U.S. economy continued to grow after the global pandemic, inflation remained very elevated. Housing spending increased along with business investment. Job gains remained strong in the second quarter of 2022 and throughout the last fiscal year. Supply and demand imbalances continued subsequent to the global pandemic and high energy and commodity prices further contributed to high inflation. The Russian invasion of Ukraine in early 2022 as well as supply chain disruptions from continued pandemic-related lockdowns in China also contributed to upward inflation. In order to combat inflation and meet its dual mandate of maximum employment and stable prices, the Federal Open Market Committee (FOMC) began aggressively raising the federal funds target rate which began 2022 at a range of 0.00-0.25%. During the Fund’s most recent fiscal year, the FOMC increased
Annual Shareholder Report

rates from 0.25-0.50% at the beginning of the second quarter of 2022 to 4.75-5.00% at the end of the first quarter of 2023, a remarkable increase and one of the fastest in four decades. Credit spreads, which began 2022 at tight levels and were only 59 basis points over Treasuries for the 1-3 year Bloomberg US Corporate Average Option-Adjusted Spread at the beginning of the Fund’s fiscal year in the second quarter of 2022, began widening due to: (1) concerns over the potential slowing of the economy from the rapid increase in rates and (2) ongoing geopolitical concerns regarding the Russian-Ukraine War. Credit spreads tightened again at the beginning of the first quarter of 2023 until several regional banks began failing in March 2023 and ended the fiscal year at 92 basis points.
Duration/Yield curve
Fund duration6 began the reporting period at a level which was shorter than that of the B1-3GCI and lengthened toward neutral during the final quarter of the fiscal year. While increases in interest rates caused prices to drop on fixed-rate bond holdings and led to negative price changes for the portfolio, the higher overall level of interest rates generated income that exceeded the total declines in price and contributed to overall positive total returns for the Fund. The combined duration and yield curve effect led to 56 basis points of positive contribution versus the B1-3GCI (gross of fees) during the most recent fiscal year. The duration position alone, which averaged 90% of the B1-3GCI duration, led to 35 basis points of outperformance, while the yield curve positioning led to 21 basis points of outperformance. The floating rate securities coupons within high yield, bank loan, investment-grade corporate securities and asset-backed securities, which reset after the Federal Reserve rate increases, provided a yield curve advantage versus the B1-3GCI.
sector ALLOCATION
The Fund made no wholesale changes in sector allocation over the reporting period. Both credit-sensitive sectors of the Fund, i.e., the corporate debt and ABS allocations (the latter not included in the B1-3GCI), were maintained in an overweight position for the entire reporting period. Positions in Treasury securities were underweighted relative to the B1-3GCI for the entire period. A small position in mortgage securities (also not included in the B1-3GCI) was maintained during the period, with a majority of this in credit mortgage positions like CMBS. The overweight position in corporate securities and structured securities (both RMBS and CMBS, as well as ABS) had a slightly negative effect on Fund performance for most of the reporting period, detracting three basis points of excess return relative to the B1-3GCI. As the B1-3GCI had most of its weighting in U.S. government securities, any significant portfolio commitment to credit-sensitive securities would affect performance relative to the benchmark, though it must be noted that any positive or negative excess return from sector allocation could also be considered attributable to security selection, as discussed more fully below.
Annual Shareholder Report

SECURITY SELECTION
Credit markets which improved materially, particularly in February 2023, for both investment-grade corporate securities and ABS, took a turn for the worse suddenly in March 2023, as Silicon Valley Bank, Signature Bank and First Republic Bank failed. Although the Fund did not own any of the failed institutions or experience any credit defaults within the portfolio, credit spreads widened materially within the corporate financial sector as well as within ABS during the latter half of March 2023. As a result, security selection detracted 48 basis points during the most recent fiscal year.
1
Please see the footnotes to the line graph below for definitions of, and further information about, the B1-3GCI.
2
Please see the footnotes to the line graph below for definitions of, and further information about, the Lipper peer group.
3
The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4
High-yield, lower-rated securities generally entail greater market, credit default and liquidity risks, and may be more volatile than investment-grade securities.
5
In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivative risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.
6
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Short-Term Income Fund (the “Fund”) from April 30, 2013 to April 30, 2023, compared to the Bloomberg 1-3 Year US Government/Credit Index (B1-3GCI),2 the Fund’s broad-based securities market index, the 0-3 Year Composite Index, which consists of 30% ICE BofA 1-3 Year U.S. Corporate Index, 30% ICE BofA Asset Backed Securities Fixed and Floating Rate Index, 20% ICE BofA 1-3 Year U.S. Treasury & Agency Index and 20% ICE BofA 0-3 Year U.S. Mortgage Backed Securities Index (0-3C),3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of April 30, 2023

◾ Total returns shown for Class A Shares include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 4/30/2023
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class[5]	1 Year	5 Years	10 Years
Class A Shares	-0.09%	1.06%	0.68%
Class A2 Shares[6]	-0.58%	0.96%	0.63%
Institutional Shares	1.12%	1.63%	1.34%
Service Shares	0.83%	1.34%	1.12%
Class R6 Shares[7]	1.15%	1.64%	1.28%
B1-3GCI	1.15%	1.35%	1.03%
0-3C	1.43%	1.49%	1.28%
LSIGDFA	1.19%	1.40%	1.14%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund’s Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund’s performance assumes the reinvestment of all dividends and distributions. The B1-3GCI, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2
The B1-3GCI is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

3
The 0-3C is a blended index of four separate indexes that are produced by ICE Data Indices, LLC and track various security types. The ICE BofA 1-3 Year U.S. Corporate Index is a subset of the ICE BofA U.S. Corporate Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The ICE BofA Asset Backed Securities Fixed and Floating Rate Index (which tracks the performance of U.S. dollar denominated investment-grade asset-backed securities publicly issued in the U.S. domestic market) includes securities with at least one year remaining term to final maturity. The ICE BofA 1-3 Year U.S. Treasury & Agency Index is a subset of the ICE BofA U.S. Treasury & Agency Index (which tracks the performance of U.S. dollar-denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The ICE BofA 0-3 Year U.S. Mortgage Backed Securities Index is a subset of the ICE BofA U.S. Mortgage Backed Securities Index (which tracks the performance of U.S. dollar-denominated fixed rate and hybrid residential mortgage pass-through securities publicly issued by U.S. agencies in the U.S. domestic market) and includes all securities with an average life less than three years. The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund’s allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension, the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4
The Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and are not adjusted to reflect any sales charges. The Lipper figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
5
Effective November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.
6
The Fund’s Class A2 Shares commenced operations on November 17, 2021. For the periods prior to commencement of operations of the Fund’s Class A2 Shares, the performance information shown is for the Fund’s Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Class A2 Shares, since the Class A2 Shares have the same expense ratio as the Class A Shares. The performance of the Class A Shares has been adjusted to reflect differences in sales loads and charges imposed on the purchase of the Class A2 and Class A Shares.
7
The Fund’s Class R6 Shares commenced operations on January 20, 2017. For the periods prior to the commencement of operations of the Class R6 Shares, the performance information shown is for Institutional Shares, prior to its re-designation at the close of business on November 2, 2018, for each period, except when the Class R6 Shares net expenses (increased by waivers and reimbursements applicable to Institutional Shares (“Adjusted Expenses”)), exceeds the net expenses paid by Institutional Shares. In those periods, in accordance with SEC guidance, the Class R6 Shares total return, adjusted downward by the Adjusted Expenses, is shown.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At April 30, 2023,  the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Bonds	47.9%
Asset-Backed Securities	44.6%
Commercial Mortgage-Backed Securities	2.2%
Collateralized Mortgage Obligations	1.9%
Adjustable Rate Mortgages	0.1%
Mortgage-Backed Securities[3]	0.0%
Derivative Contracts[4]	0.3%
Bank Loan Core Fund	0.4%
Securities Lending Collateral[5]	0.1%
Cash Equivalents[6]	2.9%
Other Assets and Liabilities—Net[7]	(0.4)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	Represents less than 0.1%.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
April 30, 2023
Principal Amount or Shares			Value
		CORPORATE BONDS— 47.9%
		Basic Industry - Metals & Mining— 0.3%
$ 5,000,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	$ 4,539,656
		Capital Goods - Aerospace & Defense— 0.9%
3,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	3,000,000
1,920,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	1,758,297
4,960,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 0.670%, 8/16/2023	4,887,759
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,212,257
		TOTAL	11,858,313
		Capital Goods - Construction Machinery— 1.6%
2,825,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	2,499,028
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,041,771
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,909,395
2,940,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	2,911,039
3,550,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	3,482,331
6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	5,734,333
2,105,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 5.037% (SOFR +0.200%), 10/11/2024	2,090,973
		TOTAL	20,668,870
		Capital Goods - Diversified Manufacturing— 1.0%
2,335,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	2,104,808
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	1,896,467
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	712,240
3,500,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.650%, 6/15/2024	3,448,590
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,670,169
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,295,831
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,511,738
		TOTAL	13,639,843
		Communications - Media & Entertainment— 0.8%
2,940,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,712,141
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	4,697,317
3,770,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	3,803,114
		TOTAL	11,212,572
		Communications - Telecom Wireless— 0.6%
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	4,097,698
4,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	4,044,439
		TOTAL	8,142,137
		Communications - Telecom Wirelines— 0.3%
960,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 5.480% (SOFR +0.640%), 3/25/2024	958,449
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Communications - Telecom Wirelines— continued
$ 3,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	$ 3,004,078
		TOTAL	3,962,527
		Consumer Cyclical - Automotive— 4.8%
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/12/2024	1,901,971
5,000,000	[2]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.650%, 9/8/2023	4,921,358
4,545,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	4,314,074
6,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.562% (SOFR +0.750%), 12/13/2024	5,946,095
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	5,007,490
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	5,051,485
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,034,887
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.457% (SOFR +0.620%), 10/15/2024	4,942,336
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.798% (SOFR +1.040%), 2/26/2027	4,890,810
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	4,703,362
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 10/15/2025	5,515,104
4,285,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	4,131,969
4,250,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	3,803,925
7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	6,832,186
		TOTAL	63,997,052
		Consumer Cyclical - Retailers— 0.1%
1,320,000	[2]	Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,355,724
		Consumer Non-Cyclical - Food/Beverage— 1.9%
7,345,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	7,341,999
1,500,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	1,343,214
3,635,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	3,585,692
800,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.000%, 2/2/2026	797,762
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 6.270% (3-month USLIBOR +1.010%), 10/17/2023	1,394,202
4,190,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	3,911,940
1,460,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	1,405,995
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	1,962,512
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,264,899
		TOTAL	25,008,215
		Consumer Non-Cyclical - Health Care— 1.5%
2,680,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	2,712,427
6,640,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	6,251,776
4,075,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	3,966,646
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Health Care— continued
$ 6,650,000	[1]	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 5.367% (SOFR +0.530%), 10/18/2024	$ 6,650,276
		TOTAL	19,581,125
		Consumer Non-Cyclical - Pharmaceuticals— 2.3%
2,690,000		Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	2,701,041
4,705,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,271,591
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 5.876% (3-month USLIBOR +1.010%), 12/15/2023	4,541,342
1,770,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	1,727,229
5,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,595,512
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	3,766,722
3,941,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	3,870,535
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,334,409
2,790,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	2,544,984
		TOTAL	30,353,365
		Consumer Non-Cyclical - Products— 0.2%
2,615,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,567,782
		Consumer Non-Cyclical - Tobacco— 1.3%
5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	5,101,508
3,635,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	3,635,000
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,022,937
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	4,037,115
		TOTAL	16,796,560
		Energy - Integrated— 1.0%
3,430,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.687%, 8/12/2025	3,158,189
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	4,618,441
5,780,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	5,676,796
		TOTAL	13,453,426
		Energy - Midstream— 0.1%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,432,788
		Energy - Refining— 1.0%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	7,953,984
6,085,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	5,863,660
		TOTAL	13,817,644
		Financial Institution - Banking— 13.7%
4,000,000		American Express Co., Sr. Unsecd. Note, 2.550%, 3/4/2027	3,707,911
1,700,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.336% (SOFR +0.600%), 2/18/2025	1,689,605
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,544,310
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	2,930,718
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,470,496
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	$ 3,674,414
2,500,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.272% (3-month BSBY +0.430%), 5/28/2024	2,494,925
2,500,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 5.038% (SOFR +0.200%), 10/25/2024	2,474,133
7,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	6,798,097
5,000,000		Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 0.957%, 1/27/2027	4,953,959
3,880,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.550%, 9/15/2023	3,811,447
6,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.650%, 7/31/2024	5,669,332
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,167,238
5,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	4,963,386
5,000,000	[2]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.500%, 12/14/2023	4,852,216
2,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	1,987,254
5,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.257% (SOFR +0.420%), 10/18/2024	4,969,335
4,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.468%, 2/1/2029	3,939,207
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	2,696,444
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,832,997
1,155,000		Citigroup, Inc., Sr. Unsecd. Note, 5.532%, 1/25/2026	1,138,321
3,670,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	3,714,827
3,000,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, 6.064%, 10/24/2025	2,904,535
3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,154,735
6,835,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 4.733% (SOFR +0.400%), 7/7/2025	6,775,935
3,110,000		Deutsche Bank AG New York, 6.119%, 7/14/2026	3,072,290
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,913,904
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.758% (SOFR +0.920%), 10/21/2027	3,999,789
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.874% (SOFR +1.120%), 2/24/2028	3,692,882
7,835,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,985,835
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	1,985,172
3,000,000		Huntington National Bank, Sr. Unsecd. Note, 5.699%, 11/18/2025	2,930,952
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.398% (SOFR +0.600%), 12/10/2025	4,955,838
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.596% (SOFR +0.765%), 9/22/2027	2,458,281
5,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	4,907,334
2,140,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 5.463% (SOFR +0.625%), 1/24/2025	2,118,760
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	656,182
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	$ 825,075
1,855,000	[2]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.185%, 11/10/2023	1,852,973
3,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.293%, 1/25/2024	2,997,817
5,000,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series FXD, 0.750%, 8/6/2024	4,720,378
4,430,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.800%, 8/12/2024	4,182,557
6,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.600% (SOFR +0.760%), 9/29/2026	5,861,368
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,773,850
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	1,978,890
3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	3,039,465
3,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 5.660%, 10/25/2024	3,031,942
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.425%, 1/19/2024	4,830,561
2,915,000		Royal Bank of Canada, Sr. Unsecd. Note, Series MTN, 0.500%, 10/26/2023	2,848,733
4,250,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	4,098,821
905,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	875,630
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	3,765,008
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,156,041
3,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 0.700%, 8/9/2024	2,817,054
2,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.805%, 5/19/2025	2,379,365
		TOTAL	182,028,524
		Financial Institution - Finance Companies— 1.0%
6,195,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	5,562,290
1,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,418,629
5,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	4,688,101
1,770,000		NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.239%, 7/25/2025	1,748,072
		TOTAL	13,417,092
		Financial Institution - Insurance - Health— 0.3%
2,760,000		The Cigna Group, Sr. Unsecd. Note, 0.613%, 3/15/2024	2,652,558
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	1,851,503
		TOTAL	4,504,061
		Financial Institution - Insurance - Life— 2.8%
6,000,000		AIG Global Funding, Sec. Fac. Bond, 144A, 0.900%, 9/22/2025	5,432,430
1,910,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	1,816,985
2,270,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	2,249,926
5,000,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	4,842,396
1,460,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	1,390,212
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Insurance - Life— continued
$ 3,000,000	[2]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.400%, 10/21/2023	$ 2,931,722
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 5.167% (SOFR +0.330%), 1/14/2025	4,951,665
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,185,664
4,000,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	4,019,854
4,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	3,927,261
3,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 5.137% (SOFR +0.380%), 8/23/2024	2,984,530
		TOTAL	36,732,645
		Financial Institution - Insurance - P&C— 0.6%
7,635,000		Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	6,882,935
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 6.170% (3-month USLIBOR +0.910%), 7/15/2027	919,966
		TOTAL	7,802,901
		Technology— 1.4%
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	4,102,556
2,500,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	2,468,658
2,985,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	3,049,586
2,500,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.500%, 7/15/2025	2,476,838
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	1,919,633
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,503,299
2,290,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	2,280,911
		TOTAL	18,801,481
		Transportation - Railroads— 0.2%
2,210,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,234,966
		Transportation - Services— 0.5%
3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	3,381,362
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	2,952,847
		TOTAL	6,334,209
		Utility - Electric— 6.3%
1,760,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,705,164
4,670,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 5.779% (3-month USLIBOR +0.480%), 11/1/2023	4,662,908
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,699,792
6,000,000		Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	6,221,812
3,750,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 5.369%, 5/13/2024	3,733,463
5,040,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	4,848,946
4,000,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	4,137,878
4,595,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	4,354,978
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 2,660,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 6.800%, 10/14/2025	$ 2,757,487
8,620,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	7,873,923
4,000,000		Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	3,750,862
2,625,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 5.217% (SOFR +0.380%), 1/12/2024	2,614,744
3,530,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 5.141% (SOFR +0.300%), 6/28/2024	3,496,911
7,370,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 5.167% (SOFR +0.330%), 10/18/2024	7,297,053
1,810,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	1,840,996
1,160,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,185,472
5,440,000	[2]	OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	5,422,993
6,155,000		Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	5,598,453
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,426,920
5,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	4,818,492
3,860,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	3,773,335
		TOTAL	84,222,582
		Utility - Natural Gas— 1.1%
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,991,933
7,500,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	7,044,330
		TOTAL	14,036,263
		Utility - Natural Gas Distributor— 0.3%
3,830,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 5.488% (3-month USLIBOR +0.350%), 9/14/2023	3,820,603
		TOTAL CORPORATE BONDS (IDENTIFIED COST $657,522,162)	636,322,926
		ASSET-BACKED SECURITIES— 44.6%
		Auto Receivables— 25.0%
3,000,000		AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	2,858,824
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	1,881,231
1,760,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,655,766
2,000,000		AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	1,863,456
2,025,000		AmeriCredit Automobile Receivables Trust 2021-1, Class C, 0.890%, 10/19/2026	1,878,735
5,100,000		AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	4,641,444
4,500,000		AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	4,126,590
3,635,000		AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,642,852
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 4,250,000	Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	$ 4,166,647
4,250,000	Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,163,773
5,750,000	Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,165,368
7,250,000	CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	6,593,525
6,000,000	CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,453,120
1,348,574	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	1,296,774
1,783,897	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	1,720,053
486,518	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	456,685
2,105,824	Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	1,984,391
1,000,000	Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	978,755
1,000,000	Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	981,359
1,950,000	Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,829,588
2,000,000	Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	1,874,439
1,250,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,252,873
1,000,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	999,901
2,000,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	2,003,502
5,235,048	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	5,138,384
2,933,796	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	2,882,316
2,463,772	Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	2,451,399
1,550,000	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	1,558,945
3,340,000	Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	3,343,275
1,204,059	Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	1,201,905
1,900,000	Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	1,896,076
3,500,000	Ford Credit Auto Lease Trust 2023-A, Class C, 5.540%, 12/15/2026	3,441,873
2,000,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	1,968,538
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	2,796,005
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	5,018,547
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,483,715
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	5,005,368
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,709,761
6,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class C, 5.580%, 8/15/2035	5,953,075
6,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	5,876,756
5,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	4,898,356
3,804,000	General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,686,560
3,000,000	General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,953,964
1,500,000	General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,477,672
2,750,000	General Motors 2020-2, Class B, 0.960%, 10/15/2025	2,680,267
1,500,000	General Motors 2020-2, Class C, 1.310%, 10/15/2025	1,462,733
4,250,000	GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	4,203,593
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 3,500,000	GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	$ 3,396,395
5,000,000	GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	4,780,320
2,000,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	1,894,049
1,750,000	GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,667,434
1,100,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,045,492
4,000,000	GM Financial Securitized Term 2021-4, Class B, 1.250%, 10/18/2027	3,604,723
5,000,000	GM Financial Securitized Term 2021-4, Class C, 1.370%, 3/16/2028	4,504,994
4,000,000	GM Financial Securitized Term 2022-1, Class B, 1.790%, 4/17/2028	3,646,279
4,800,000	GM Financial Securitized Term 2022-1, Class C, 1.940%, 4/17/2028	4,347,104
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,736,418
3,312,080	Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	3,308,734
1,500,000	Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,476,638
2,000,000	Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	1,953,063
2,000,000	Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	1,905,916
5,000,000	Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,506,990
3,700,000	Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 5/17/2027	3,722,446
10,000,000	NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	9,462,137
3,800,000	Nissan Auto Lease Trust 2022-A, Class A4, 4.120%, 7/15/2027	3,720,905
2,525,000	Nissan Auto Lease Trust 2023-A, Class A4, 4.800%, 7/15/2027	2,523,368
700,000	PenFed Auto Receivables Owner Trust 2022-A, Class B, 5.450%, 12/15/2028	681,363
800,000	PenFed Auto Receivables Owner Trust 2022-A, Class D, 7.160%, 6/17/2030	778,477
1,754,659	Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	1,688,467
619,292	Santander Bank Auto Credit-Linked Notes 2021-1A, Class C, 3.268%, 12/15/2031	597,277
2,769,644	Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	2,694,712
1,013,794	Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	1,004,306
1,689,656	Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	1,668,691
1,182,760	Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	1,161,937
2,000,000	Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	1,918,694
3,750,000	Santander Consumer Auto Receivables Trust 2021-AA, Class B, 0.710%, 8/17/2026	3,503,810
540,000	Santander Consumer Auto Receivables Trust 2021-AA, Class C, 1.030%, 11/16/2026	500,261
1,414,961	Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	1,410,148
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 3,016,308		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	$ 2,953,954
3,165,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	3,052,952
10,000,000		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	9,423,649
2,500,000		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	2,480,785
3,000,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	2,963,163
2,250,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	2,173,263
6,750,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	6,510,969
5,000,000		Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	4,752,243
6,400,000		Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	6,097,504
14,000,000		Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	13,310,571
13,000,000		Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	12,120,968
6,330,000		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	6,116,527
6,220,000		Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,868,075
987,350		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	976,768
5,000,000		Toyota Lease Owner Trust 2023-A, Class A4, 5.630%, 8/20/2027	5,007,190
3,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	2,814,912
1,800,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,667,545
1,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,371,149
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,589,470
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,246,113
7,110,000		World Omni Auto Receivables Trust 2021-D, Class C, 1.720%, 6/15/2028	6,449,329
3,000,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	2,927,334
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,533,118
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,214,607
2,550,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	2,299,007
		TOTAL	332,291,447
		Credit Card— 5.3%
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 5.498% (1-month USLIBOR +0.550%), 12/15/2025	9,914,040
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 5.158% (1-month USLIBOR +0.570%), 2/17/2026	3,001,211
6,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	5,720,177
6,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	5,865,718
13,500,000		Evergreen Credit Card Trust Series 2021-1, Class B, 1.150%, 10/15/2026	12,633,918
2,500,000		Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/16/2027	2,490,892
4,600,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/16/2029	4,632,806
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,155,115
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— continued
$ 3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	$ 2,661,699
4,000,000		Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	3,888,968
2,000,000		Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	1,945,796
2,450,000		Master Credit Card Trust 2021-1A, Class B, 0.790%, 11/21/2025	2,315,568
2,349,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,224,286
1,361,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,265,993
2,000,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	1,987,450
3,000,000		Trillium Credit Card Trust II 2023-1A, Class B, 6.311%, 3/26/2031	3,010,206
		TOTAL	69,713,843
		Equipment Lease— 7.3%
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	3,006,966
9,260,000		CNH Equipment Trust 2021-C, Class B, 1.410%, 4/16/2029	8,404,054
1,970,000		Daimler Trucks Retail Trust 2022-1, Class A4, 5.390%, 1/15/2030	1,962,427
1,000,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	993,350
2,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	1,988,200
6,000,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	5,871,317
1,250,000		Dell Equipment Finance Trust 2022-2, Class C, 5.580%, 7/22/2027	1,220,757
2,000,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	1,952,143
1,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	1,513,094
4,000,000		DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	3,975,486
6,685,000		Great America Leasing Receivables 2020-1, Class C, 2.120%, 2/15/2027	6,504,362
4,650,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	4,296,427
8,500,000		Great America Leasing Receivables 2021-2, Class B, 1.310%, 9/15/2027	7,652,703
8,000,000		Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,118,012
3,224,769		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	3,217,110
5,000,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	4,768,083
3,900,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	3,757,768
2,800,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	2,611,402
3,850,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	3,617,485
3,600,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	3,350,388
1,000,000		HPEFS Equipment Trust 2022-3A, Class C, 6.130%, 8/20/2029	1,010,731
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	4,050,868
107,371		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	107,198
3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,169,327
3,000,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	2,969,352
8,625,000		Volvo Financial Equipment LLC 2020-1A, Class A4, 0.600%, 3/15/2028	8,248,192
		TOTAL	97,337,202
		Home Equity Loan— 0.0%
6,198	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.428% (1-month USLIBOR +0.480%), 1/15/2028	5,732
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	133,023
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Home Equity Loan— continued
$ 328,248	[3]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	$ 0
		TOTAL	138,755
		Other— 5.2%
5,000,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	4,906,935
6,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	5,854,683
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	3,015,541
1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	1,469,029
5,000,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	4,779,259
2,000,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	1,905,292
2,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	2,297,787
7,200,000		PFS Financing Corp. 2023-A, Class B, 6.330%, 3/15/2028	7,160,972
1,326,607		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	1,254,262
2,250,000		Sofi Consumer Loan Program Trust 2021-1, Class B, 1.300%, 9/25/2030	2,145,470
13,500,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	12,378,037
3,250,000		Verizon Master Trust 2022-1, Class B, 1.270%, 1/20/2027	3,213,975
1,750,000		Verizon Master Trust 2022-1, Class C, 1.390%, 1/20/2027	1,730,508
2,370,000		Verizon Master Trust 2023-2, Class C, 5.910%, 4/20/2028	2,370,475
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,228,068
6,500,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	6,246,865
4,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	3,863,752
		TOTAL	68,820,910
		Student Loans— 1.8%
729,217	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.700% (1-month USLIBOR +0.680%), 10/25/2035	720,082
3,043,227		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	2,845,622
2,429,995		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	2,174,486
1,693,228		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	1,535,006
6,093,384		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	5,325,445
11,697,839	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 5.643% (1-month USLIBOR +0.690%), 4/20/2062	11,469,048
411,202		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	407,210
30,949	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 5.720% (1-month USLIBOR +0.700%), 3/26/2040	30,918
		TOTAL	24,507,817
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $622,501,885)	592,809,974
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 2.2%
		Commercial Mortgage— 2.2%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 6.198% (1-month USLIBOR +1.250%), 7/15/2035	4,819,330
4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 6.081% (1-month USLIBOR +1.030%), 12/19/2030	3,930,041
8,550,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 6.401% (1-month USLIBOR +1.350%), 12/19/2030	8,347,493
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES— continued
		Commercial Mortgage— continued
$12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	$ 11,362,920
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $29,632,216)	28,459,784
		COLLATERALIZED MORTGAGE OBLIGATIONS— 1.9%
		Federal Home Loan Mortgage Corporation— 1.2%
3,426		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	3,486
13,728		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	13,195
6,096		FHLMC REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	6,026
1,515		FHLMC REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	1,510
316,913	[1]	FHLMC REMIC, Series 3117, Class FE, 5.248% (1-month USLIBOR +0.300%), 2/15/2036	313,599
36,757	[1]	FHLMC REMIC, Series 3152, Class WF, 5.408% (1-month USLIBOR +0.460%), 2/15/2034	36,576
98,776	[1]	FHLMC REMIC, Series 3317, Class F, 5.348% (1-month USLIBOR +0.400%), 7/15/2036	97,909
45,923	[1]	FHLMC REMIC, Series 3542, Class NF, 5.698% (1-month USLIBOR +0.750%), 7/15/2036	46,145
162,971	[1]	FHLMC REMIC, Series 3556, Class FA, 5.858% (1-month USLIBOR +0.910%), 7/15/2037	164,439
10,127,663		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	9,091,441
6,551,680	[1]	FHLMC REMIC, Series KF95, Class AL, 5.118% (1-month USLIBOR +0.260%), 11/25/2030	6,494,724
75,080		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	83,224
		TOTAL	16,352,274
		Federal National Mortgage Association— 0.5%
86	[1]	FNMA REMIC, Series 1993-113, Class SB, 9.749% (10-year CMT +48.285%, Cap 9.749%), 7/25/2023	86
30	[1]	FNMA REMIC, Series 1993-179, Class FO, 5.393% (3-month CMT +0.700%, Floor 4.000%), 10/25/2023	29
24,662		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	24,931
19,730	[1]	FNMA REMIC, Series 2002-52, Class FG, 5.117% (1-month USLIBOR +0.500%), 9/25/2032	19,721
2,777		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	2,733
75,388	[1]	FNMA REMIC, Series 2006-44, Class FK, 5.450% (1-month USLIBOR +0.430%), 6/25/2036	74,988
391,333	[1]	FNMA REMIC, Series 2007-97, Class FE, 5.470% (1-month USLIBOR +0.450%), 7/25/2037	388,987
49,125	[1]	FNMA REMIC, Series 2008-69, Class FB, 6.020% (1-month USLIBOR +1.000%), 6/25/2037	49,770
108,946	[1]	FNMA REMIC, Series 2009-69, Class F, 5.870% (1-month USLIBOR +0.850%), 4/25/2037	109,874
166,967	[1]	FNMA REMIC, Series 2010-74, Class AF, 5.157% (1-month USLIBOR +0.540%), 7/25/2037	166,448
112,704	[1]	FNMA REMIC, Series 2011-17, Class FP, 5.067% (1-month USLIBOR +0.450%), 3/25/2041	111,965
909,965	[1]	FNMA REMIC, Series 2012-1, Class PF, 5.017% (1-month USLIBOR +0.400%), 2/25/2042	898,112
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 736,975	[1]	FNMA REMIC, Series 2017-24, Class FB, 5.370% (1-month USLIBOR +0.350%), 4/25/2047	$ 725,239
3,851,830	[1]	FNMA REMIC, Series 2020-68, Class FB, 5.320% (1-month USLIBOR +0.300%), 10/25/2060	3,782,965
7,803	[1]	FNMA, Class FB, 5.520% (1-month USLIBOR +0.500%), 8/25/2039	7,800
		TOTAL	6,363,648
	[1]	Government National Mortgage Association— 0.1%
1,034,254		GNMA REMIC, Series 2013-H16, Class FA, 5.241% (1-month USLIBOR +0.540%), 7/20/2063	1,028,374
773,561		GNMA REMIC, Series 2013-H17, Class FA, 5.251% (1-month USLIBOR +0.550%), 7/20/2063	770,040
		TOTAL	1,798,414
		Non-Agency Mortgage— 0.1%
2,004		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.365%, 3/25/2033	1,834
2,064		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	1,975
67,682		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 4.556%, 9/25/2034	45,700
582,522		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	487,928
413,445		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	344,493
14,252		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	14,238
169,898	[1]	Washington Mutual 2006-AR15, Class 1A, 4.305% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	154,257
190,037	[1]	Washington Mutual 2006-AR17, Class 1A, 3.765% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	162,541
		TOTAL	1,212,966
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $27,212,580)	25,727,302
		ADJUSTABLE RATE MORTGAGES— 0.1%
	[1]	Federal Home Loan Mortgage Corporation— 0.0%
153,576		FHLMC ARM, 4.235%, 3/1/2033	154,463
1,373		FHLMC ARM, 5.342%, 11/1/2030	1,378
		TOTAL	155,841
	[1]	Federal National Mortgage Association— 0.1%
174,631		FNMA ARM, 3.523%, 8/1/2033	168,910
171,346		FNMA ARM, 4.068%, 5/1/2034	166,716
74,256		FNMA ARM, 4.094%, 4/1/2028	73,123
8,127		FNMA ARM, 4.205%, 10/1/2027	8,016
73,579		FNMA ARM, 4.866%, 5/1/2040	73,239
		TOTAL	490,004
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $663,766)	645,845
		MORTGAGE-BACKED SECURITIES— 0.0%
		Federal National Mortgage Association— 0.0%
34,355		FNMA, Pool 728568, 6.500%, 10/1/2033	36,560
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— 0.0%
$ 119	GNMA, Pool 354754, 7.500%, 2/15/2024	$ 119
476	GNMA, Pool 423843, 8.500%, 8/15/2026	480
	TOTAL	599
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $36,932)	37,159
	INVESTMENT COMPANIES— 3.4%
679,625	Bank Loan Core Fund	5,912,739
1,445,448	Federated Hermes Government Obligations Fund, Premier Shares, 4.72%[4]	1,445,448
38,365,967	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[4]	38,362,130
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $46,764,874)	45,720,317
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,384,334,415)[5]	1,329,723,307
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(1,661,764)
	TOTAL NET ASSETS—100%	$1,328,061,543
At April 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	500	$103,082,031	June 2023	$899,540
United States Treasury Notes 5-Year Long Futures	1,200	$131,690,626	June 2023	$2,656,641
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,556,181
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
Affiliates	Value as of 4/30/2022	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$93,077,142	$2,343,194	$(84,526,005)
Federated Hermes Government Obligations Fund, Premier Shares*	$1,226,233	$89,398,323	$(89,179,108)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$7,060,826	$933,269,130	$(901,975,679)
TOTAL OF AFFILIATED TRANSACTIONS	$101,364,201	$1,025,010,647	$(1,075,680,792)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2023	Shares Held as of 4/30/2023	Dividend Income
$1,797,807	$(6,779,399)	$5,912,739	679,625	$2,343,132
$—	$—	$1,445,448	1,445,448	$8,539
$(1,362)	$9,215	$38,362,130	38,365,967	$834,532
$1,796,445	$(6,770,184)	$45,720,317	40,491,040	$3,186,203

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,384,342,984.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$636,322,926	$0	$636,322,926
Asset-Backed Securities	—	592,809,974	—	592,809,974
Commercial Mortgage-Backed Securities	—	28,459,784	—	28,459,784
Collateralized Mortgage Obligations	—	25,727,302	—	25,727,302
Adjustable Rate Mortgages	—	645,845	—	645,845
Mortgage-Backed Securities	—	37,159	—	37,159
Investment Companies	45,720,317	—	—	45,720,317
TOTAL SECURITIES	$45,720,317	$1,284,002,990	$0	$1,329,723,307
Other Financial Instruments:[1]
Assets	$3,556,181	$—	$—	$3,556,181

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BSBY	—Bloomberg Short-Term Bank Yield Index
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.36	$8.70	$8.52	$8.49	$8.44
Income From Investment Operations:
Net investment income (loss)	0.13[1]	0.08	0.11	0.18	0.17
Net realized and unrealized gain (loss)	(0.06)	(0.33)	0.20	0.03	0.05
Total From Investment Operations	0.07	(0.25)	0.31	0.21	0.22
Less Distributions:
Distributions from net investment income	(0.13)	(0.08)	(0.12)	(0.18)	(0.17)
Distributions from net realized gain	(0.02)	(0.01)	(0.01)	—	—
Total Distributions	(0.15)	(0.09)	(0.13)	(0.18)	(0.17)
Net Asset Value, End of Period	$8.28	$8.36	$8.70	$8.52	$8.49
Total Return[2]	0.86%	(2.94)%	3.56%	2.44%	2.59%
Ratios to Average Net Assets:
Net expenses[3]	0.63%	0.63%	0.62%	0.79%	0.96%
Net investment income	1.53%	0.91%	1.23%	2.05%	1.99%
Expense waiver/reimbursement[4]	0.08%	0.07%	0.09%	0.08%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$220,337	$453,924	$632,973	$91,446	$86,807
Portfolio turnover[5]	27%	37%	20%	39%	40%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A2 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 4/30/2023[1]	Period Ended 4/30/2022[1,2]
Net Asset Value, Beginning of Period	$8.35	$8.64
Income From Investment Operations:
Net investment income (loss)	0.00[3,4]	0.04
Net realized and unrealized gain (loss)	0.08	(0.28)
Total From Investment Operations	0.08	(0.24)
Less Distributions:
Distributions from net investment income	(0.13)	(0.04)
Distributions from net realized gain	(0.02)	(0.01)
Total Distributions	(0.15)	(0.05)
Net Asset Value, End of Period	$8.28	$8.35
Total Return[5]	0.96%	(2.86)%
Ratios to Average Net Assets:
Net expenses[6]	0.65%	0.63%[7]
Net investment income	1.04%	0.91%[7]
Expense waiver/reimbursement[8]	—%	0.07%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[9]	$0[9]
Portfolio turnover[10]	27%	37%[11]

1
Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.

2	Reflects operations for the period from November 17, 2021 (commencement of operations) to April 30, 2022.
3	Per share number has been calculated using the average shares method.
4	Represents less than $0.01.
5
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

9	Represents less than $1,000.
10	Securities that mature are considered sales for purposes of this calculation.
11	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2022.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2023	2022	2021	2020	2019[1]
Net Asset Value, Beginning of Period	$8.36	$8.70	$8.52	$8.49	$8.44
Income From Investment Operations:
Net investment income (loss)	0.15[2]	0.10	0.14	0.21	0.22
Net realized and unrealized gain (loss)	(0.06)	(0.33)	0.19	0.03	0.05
Total From Investment Operations	0.09	(0.23)	0.33	0.24	0.27
Less Distributions:
Distributions from net investment income	(0.15)	(0.10)	(0.14)	(0.21)	(0.22)
Distributions from net realized gain	(0.02)	(0.01)	(0.01)	—	—
Total Distributions	(0.17)	(0.11)	(0.15)	(0.21)	(0.22)
Net Asset Value, End of Period	$8.28	$8.36	$8.70	$8.52	$8.49
Total Return[3]	1.12%	(2.70)%	3.82%	2.87%	3.21%
Ratios to Average Net Assets:
Net expenses[4]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	1.82%	1.16%	1.57%	2.47%	2.59%
Expense waiver/reimbursement[5]	0.11%	0.10%	0.11%	0.10%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$795,779	$1,152,478	$1,131,124	$960,898	$844,119
Portfolio turnover[6]	27%	37%	20%	39%	40%

1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2023	2022	2021	2020	2019[1]
Net Asset Value, Beginning of Period	$8.35	$8.69	$8.52	$8.48	$8.44
Income From Investment Operations:
Net investment income (loss)	0.13[2]	0.08	0.11	0.19	0.20
Net realized and unrealized gain (loss)	(0.06)	(0.33)	0.18	0.04	0.04
Total From Investment Operations	0.07	(0.25)	0.29	0.23	0.24
Less Distributions:
Distributions from net investment income	(0.13)	(0.08)	(0.11)	(0.19)	(0.20)
Distributions from net realized gain	(0.02)	(0.01)	(0.01)	—	—
Total Distributions	(0.15)	(0.09)	(0.12)	(0.19)	(0.20)
Net Asset Value, End of Period	$8.27	$8.35	$8.69	$8.52	$8.48
Total Return[3]	0.83%	(2.97)%	3.41%	2.70%	2.89%
Ratios to Average Net Assets:
Net expenses[4]	0.65%	0.65%	0.65%	0.65%	0.57%
Net investment income	1.54%	0.88%	1.30%	2.19%	2.37%
Expense waiver/reimbursement[5]	0.10%	0.08%	0.10%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$148,587	$208,121	$304,881	$337,987	$372,876
Portfolio turnover[6]	27%	37%	20%	39%	40%

1
Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.

2	Per share number has been calculated using the average shares method.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.36	$8.70	$8.53	$8.49	$8.45
Income From Investment Operations:
Net investment income (loss)	0.16[1]	0.10	0.14	0.21	0.22
Net realized and unrealized gain (loss)	(0.06)	(0.33)	0.18	0.04	0.04
Total From Investment Operations	0.10	(0.23)	0.32	0.25	0.26
Less Distributions:
Distributions from net investment income	(0.16)	(0.10)	(0.14)	(0.21)	(0.22)
Distributions from net realized gain	(0.02)	(0.01)	(0.01)	—	—
Total Distributions	(0.18)	(0.11)	(0.15)	(0.21)	(0.22)
Net Asset Value, End of Period	$8.28	$8.36	$8.70	$8.53	$8.49
Total Return[2]	1.15%	(2.67)%	3.72%	3.02%	3.11%
Ratios to Average Net Assets:
Net expenses[3]	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income	1.88%	1.20%	1.59%	2.48%	2.66%
Expense waiver/reimbursement[4]	0.08%	0.07%	0.08%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$163,359	$179,549	$205,293	$147,771	$68,022
Portfolio turnover[5]	27%	37%	20%	39%	40%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2023

Assets:
Investment in securities, at value including $1,410,495 of securities loaned and $45,720,317 of investments in affiliated holdings* (identified cost $1,384,334,415, including $46,764,874 of identified cost in affiliated holdings)	$1,329,723,307
Due from broker (Note 2)	2,740,000
Income receivable	3,984,752
Income receivable from affiliated holdings	235,426
Receivable for shares sold	730,315
Receivable for variation margin on futures contracts	369,551
Total Assets	1,337,783,351
Liabilities:
Payable for investments purchased	4,124,985
Payable for shares redeemed	3,613,099
Payable for collateral due to broker for securities lending (Note 2)	1,445,448
Income distribution payable	192,654
Payable for investment adviser fee (Note 5)	23,503
Payable for administrative fee (Note 5)	8,497
Payable for other service fees (Notes 2 and 5)	77,344
Accrued expenses (Note 5)	236,278
Total Liabilities	9,721,808
Net assets for 160,396,495 shares outstanding	$1,328,061,543
Net Assets Consist of:
Paid-in capital	$1,413,067,018
Total distributable earnings (loss)	(85,005,475)
Total Net Assets	$1,328,061,543
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($220,336,528 ÷ 26,607,161 shares outstanding), no par value, unlimited shares authorized	$8.28
Offering price per share (100/99.00 of $8.28)	$8.36
Redemption proceeds per share	$8.28
Class A2 Shares:[1]
Net asset value per share ($96 ÷ 12 shares outstanding), no par value, unlimited shares authorized	$8.28
Offering price per share (100/98.50 of $8.28)	$8.41
Redemption proceeds per share	$8.28
Institutional Shares:
Net asset value per share ($795,778,625 ÷ 96,110,251 shares outstanding), no par value, unlimited shares authorized	$8.28
Offering price per share	$8.28
Redemption proceeds per share	$8.28
Service Shares:
Net asset value per share ($148,587,181 ÷ 17,959,198 shares outstanding), no par value, unlimited shares authorized	$8.27
Offering price per share	$8.27
Redemption proceeds per share	$8.27
Class R6 Shares:
Net asset value per share ($163,359,113 ÷ 19,719,873 shares outstanding), no par value, unlimited shares authorized	$8.28
Offering price per share	$8.28
Redemption proceeds per share	$8.28

*	See information listed after the Fund’s Portfolio of Investments.
1	Net Asset per Share and Shares outstanding round to the nearest whole total.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended April 30, 2023

Investment Income:
Interest	$31,334,428
Dividends received from affiliated holdings*	3,177,664
Net income on securities loaned (includes $8,539 earned from affiliated holdings related to cash collateral balances*) (Note 2)	9,361
TOTAL INCOME	34,521,453
Expenses:
Investment adviser fee (Note 5)	4,728,937
Administrative fee (Note 5)	1,238,684
Custodian fees	62,880
Transfer agent fees (Note 2)	972,794
Directors’/Trustees’ fees (Note 5)	11,347
Auditing fees	29,901
Legal fees	10,747
Portfolio accounting fees	223,604
Other service fees (Notes 2 and 5)	1,217,152
Share registration costs	137,416
Printing and postage	85,690
Miscellaneous (Note 5)	36,384
TOTAL EXPENSES	8,755,536
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,283,867)
Reimbursement of other operating expenses (Notes 2 and 5)	(313,002)
TOTAL WAIVER AND REIMBURSEMENTS	(1,596,869)
Net expenses	7,158,667
Net investment income	27,362,786
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(6,770,184) on sales of investments in affiliated holdings*)	(28,892,561)
Net realized loss on futures contracts	(3,936,217)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $1,796,445 of investments in affiliated holdings*)	14,821,235
Net change in unrealized appreciation of futures contracts	2,342,779
Net realized and unrealized gain (loss) on investments and futures contracts	(15,664,764)
Change in net assets resulting from operations	$11,698,022

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended April 30	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,362,786	$25,557,032
Net realized gain (loss)	(32,828,778)	4,952,669
Net change in unrealized appreciation/depreciation	17,164,014	(96,188,488)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,698,022	(65,678,787)
Distributions to Shareholders:
Class A Shares	(5,451,023)	(6,630,659)
Class A2 Shares	(1)	(0)[1]
Institutional Shares	(18,291,825)	(15,837,777)
Service Shares	(3,037,916)	(2,769,638)
Class R6 Shares	(3,546,785)	(2,538,637)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,327,550)	(27,776,711)
Share Transactions:
Proceeds from sale of shares	605,116,485	1,396,336,283
Net asset value of shares issued to shareholders in payment of distributions declared	28,613,283	26,468,803
Cost of shares redeemed	(1,281,110,464)	(1,609,549,821)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(647,380,696)	(186,744,735)
Change in net assets	(666,010,224)	(280,200,233)
Net Assets:
Beginning of period	1,994,071,767	2,274,272,000
End of period	$1,328,061,543	$1,994,071,767

1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
April 30, 2023
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class A2 Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
The Fund’s Class A2 Shares commenced operations on November 17, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation
Annual Shareholder Report

committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the
Annual Shareholder Report

NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,596,869 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended April 30, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$147,740	$—
Class A2 Shares	1	—
Institutional Shares	645,259	(281,906)
Service Shares	163,026	(31,096)
Class R6 Shares	16,768	—
TOTAL	$972,794	$(313,002)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class A2 Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended April 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$789,909
Service Shares	427,243
TOTAL	$1,217,152
For the year ended April 30, 2023, the Fund’s Class A2 Shares did not incur other service fees.
Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency, duration and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $144,417,603 and $32,079,461, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to
Annual Shareholder Report

meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2023, the Fund had no outstanding foreign exchange contracts and no activity for the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Annual Shareholder Report

Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,410,495	$1,445,448
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$3,556,181*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(3,936,217)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$2,342,779
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2023		Year Ended 4/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,595,915	$29,722,705	56,199,539	$487,428,520
Shares issued to shareholders in payment of distributions declared	659,195	5,437,851	769,199	6,623,561
Shares redeemed	(31,948,617)	(263,886,704)	(75,429,255)	(648,724,008)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(27,693,507)	$(228,726,148)	(18,460,517)	$(154,671,927)
Annual Shareholder Report

	Year Ended 4/30/2023		Period Ended 4/30/2022[1]
Class A2 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	12	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS A2 SHARE TRANSACTIONS	—	$—	12	$100
	Year Ended 4/30/2023		Year Ended 4/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	60,861,680	$502,453,190	85,149,497	$734,380,806
Shares issued to shareholders in payment of distributions declared	2,108,734	17,397,731	1,791,620	15,401,124
Shares redeemed	(104,763,285)	(866,623,222)	(79,099,145)	(677,593,549)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(41,792,871)	$(346,772,301)	7,841,972	$72,188,381
	Year Ended 4/30/2023		Year Ended 4/30/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,221,122	$18,322,560	6,777,129	$58,567,385
Shares issued to shareholders in payment of distributions declared	319,622	2,632,452	275,774	2,372,800
Shares redeemed	(9,498,872)	(78,306,494)	(17,210,035)	(147,347,039)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(6,958,128)	$(57,351,482)	(10,157,132)	$(86,406,854)
	Year Ended 4/30/2023		Year Ended 4/30/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	6,626,957	$54,618,030	13,438,151	$115,959,472
Shares issued to shareholders in payment of distributions declared	381,380	3,145,249	240,867	2,071,318
Shares redeemed	(8,758,565)	(72,294,044)	(15,800,832)	(135,885,225)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,750,228)	$(14,530,765)	(2,121,814)	$(17,854,435)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(78,194,734)	$(647,380,696)	(22,897,479)	$(186,744,735)

1	Reflects operations for the period from November 17, 2021 (commencement of operations) to April 30, 2022.
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2023 and 2022, was as follows:
	2023	2022
Ordinary income[1]	$27,869,683	$25,780,995
Long-term capital gains	$2,457,867	$1,995,716

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of April 30, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$96,326
Net unrealized depreciation	$(54,619,677)
Capital loss carryforwards and deferrals	$(30,482,124)
TOTAL	$(85,005,475)

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At April 30, 2023, the cost of investments for federal tax purposes was $1,384,342,984. The net unrealized depreciation of investments for federal tax purposes was $54,619,677. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,585,058 and unrealized depreciation from investments for those securities having an excess of cost over value of $56,204,735. The amounts presented are inclusive of derivative contracts.
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for losses on wash sales and mark-to-market of futures contracts.
As of April 30, 2023, the Fund had a capital loss carryforward of $30,482,124 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$9,529,714	$20,952,410	$30,482,124
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended April 30, 2023, the Adviser voluntarily waived $1,256,593 of its fee and voluntarily reimbursed $313,002 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2023, the Adviser reimbursed $27,274.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class A2 Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class A2 Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2023, the Fund’s Class A Shares and Class A2 Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2023, the Fund did not retain any sales charges.
Other Service Fees
For the year ended April 30, 2023, FSSC received $20,042 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class A2 Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.65%, 0.65%, 0.37%, 0.65% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2023, were as follows:
Purchases	$223,760,211
Sales	$870,201,317
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2023, the Fund had no outstanding loans. During the year ended April 30, 2023, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2023, there were no outstanding loans. During the year ended April 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains,
Annual Shareholder Report

workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended April 30, 2023, the amount of long-term capital gains designated by the Fund was $2,457,867.
13. SUBSEQUENT EVENT
Effective July 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.30% to 0.29% of the Fund’s average daily net assets.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES SHORT-TERM INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Short-Term Income Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at April 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 22, 2023
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,025.40	$3.16
Class A2 Shares	$1,000	$1,025.20	$3.21
Institutional Shares	$1,000	$1,027.90	$1.86
Service Shares	$1,000	$1,025.30	$3.26
Class R6 Shares	$1,000	$1,026.80	$1.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.67	$3.16
Class A2 Shares	$1,000	$1,021.62	$3.21
Institutional Shares	$1,000	$1,022.96	$1.86
Service Shares	$1,000	$1,021.57	$3.26
Class R6 Shares	$1,000	$1,023.11	$1.71

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.63%
Class A2 Shares	0.64%
Institutional Shares	0.37%
Service Shares	0.65%
Class R6 Shares	0.34%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
FEDERATED HERMES SHORT-TERM INCOME FUND (THE “FUND”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Annual Shareholder Report

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the one-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds
Annual Shareholder Report

are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Annual Shareholder Report

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short-Term Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Short-Term Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C498
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
32957 (6/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 – $235,979

Fiscal year ended 2022 - $218,680

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $4,000

       Fiscal year ended 2022- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,235 respectively. Fiscal year ended 2022- Audit consent fee for N-14 filing.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $73,033 and $71,430 respectively. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2022- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

       The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2023 - $388,251

Fiscal year ended 2022 - $180,421

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 22, 2023

By /S/ Lori A. Hensler

       Lori A. Hensler, Principal Financial Officer

Date June 22, 2023